Subsequent Events	4 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Jul. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Subsequent Events
15.	Subsequent events
On August 3, 2021, Li-Cycle entered into a ground lease agreement covering the future site of the Rochester Hub. The lease covers approximately
41
acres and has an original term o
f
20
years plus multiple renewal terms totallin
g
29

additional years. It also includes an option to purchase the land. The lease increases the Company’s contractual obligations by undiscounted cash flows of approximately
$
9.3

million over the original term of the lease.
On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized the business combination with Peridot Acquisition Corp. (“Peridot”) (NYSE: PDAC). Upon closing, the combined company was renamed Li-Cycle Holdings Corp. (NYSE: LICY). The new combined company Li-Cycle Holdings Corp. received $582 million of gross transaction proceeds, before deduction of $55 million of transaction costs.
The business combination with Peridot will be accounted for as a reverse acquisition in accordance with IFRS. Under this method of accounting, Peridot will be treated as the “acquired” company for accounting purposes. Since Peridot does not meet the definition of a business under IFRS, net assets of Peridot will be stated at historical cost, with no goodwill or other intangible assets recorded. Li-Cycle Corp. has been determined to be the accounting acquirer based on an evaluation of the following facts and circumstances, and accordingly the Business Combination is treated as an equivalent to an acquisition of Peridot accompanied by a recapitalization.
The acquisition of Peridot is outside the scope of IFRS 3, “Business Combinations”, and it is accounted for as an equity-settled, share-based payment transaction in accordance with IFRS 2, “Share-based Payments” (“IFRS 2”). Li-Cycle Holdings Corp. is considered to be a continuation of Li-Cycle Corp, with the net identifiable assets of Peridot deemed to have been acquired by Li-Cycle Corp. in exchange for shares of Li-Cycle Corp. Under IFRS 2, the transaction is measured at the fair value of the consideration deemed to have been issued by Li-Cycle Corp. in order to acquire 100% of Peridot Acquisition Corp. Any difference in the fair value of the consideration deemed to have been issued by Li-Cycle Corp and the fair value of Peridot Acquisition Corp’s identifiable net assets represents a listing service received by Li-Cycle Corp, recorded through profit and loss.
The Company expects the business combination with Peridot to result in an increase in assets of $522 million, an increase in liabilities of $53 million, and an increase in equity of $469 million. The Company expects to recognize a listing expense of approximately $153 million for the difference between fair value of the share capital given up and the fair value of the net assets received.

On August 11, 2021, in accordance with the agreement to repay the BDC Capital Loan in full upon the closing of Li-Cycle’s business combination with Peridot Acquisition Corp, Li-Cycle paid BDC Capital Inc $5.3 million (C$6.6 million) to settle the BDC Capital Loan, including additional interest expense of $0.7 million (C$0.9 million).
On August 17, 2021, Li-Cycle repaid the $7 million Promissory Notes and accrued interest in full.
On September 7, 2021, Li-Cycle entered into a warehouse lease for the Arizona Spoke. The Arizona Spoke warehouse lease covers approximately 67,000 square feet and has an original term of 5 years 3 months plus a renewal term totaling 5 additional years. The lease increases the Company’s contractual obligations by undiscounted cash flows of approximately $3.7 million over the original term of the lease.
On September 8, 2021, Li-Cycle entered into a premises lease for the Alabama Spoke. The Alabama Spoke premises lease covers approximately 108,000 square feet and has an original term of 20 years plus multiple renewal terms totaling 10 additional years. The lease increases the Company’s contractual obligations by undiscounted cash flows of approximately $21.0 million over the original term of the lease.

21.	Subsequent events
On November 2, 2020, as part of its loan facility with BDC Capital, the Company received the second tranche of $1.5 million (C$2 million) upon the completion of the milestone for such additional funding.
On November 13, 2020, the Company completed a private placement with two entities to purchase 281,138 Class A preferred shares at a price of $81.81 per share, for total proceeds of $23 million. As part of the

Agreement, the shareholders of the Company consented to amending the Shareholder Agreement to provide the investors with substantially the same rights as common shareholders.
On February 16, 2021, the Company entered into a definitive business combination agreement with Peridot Acquisition Corp. (NYSE: PDAC). Upon closing, the combined company will be renamed
Li-Cycle
Holdings Corp. and will be listed on the New York Stock Exchange under the new ticker symbol “LICY”. Under the terms of the business combination agreement, the Company is expected to receive approximately $615 million in gross transaction proceeds and 100% of the Company’s existing shares will roll into the combined company.
On April 7, 2021, as part of its loan facility with BDC Capital, the Company received the third tranche of $1.6 million (C$2 million) upon the completion of the milestone for such additional funding.

Li Cycle Holdings Corp [member]
Statement [Line Items]
Subsequent Events
3.	Subsequent events
On August 10, 2021, in accordance with the plan of arrangement to reorganize
Li-Cycle
Corp.,
Li-Cycle
Corp. finalized the business combination with Peridot Acquisition Corp. (NYSE: PDAC) and upon closing, the combined company was renamed
Li-Cycle
Holdings Corp.